Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Pre-development properties	Total
Cost
Balance at January 1, 2022	$233,262	$2,568,179	$109,813	$3,580,743	$672,605	$7,164,602
Additions/transfers	7,420	21,901	181,216	84,065	(3,139)	291,463
(Write-down) recovery of assets	(44)	(37,264)	(343)	225	(906)	(38,332)
Other movements/transfers	4,691	77,274	(167,081)	86,821	—	1,705
Assets reclassified as held for sale	—	—	—	—	(425,587)	(425,587)
Disposals	(1,997)	(6,357)	—	(12)	(272)	(8,638)
Balance at December 31, 2022	$243,332	$2,623,733	$123,605	$3,751,842	$242,701	$6,985,213

Balance at January 1, 2023	$243,332	$2,623,733	$123,605	$3,751,842	$242,701	$6,985,213
Additions/transfers	2,034	43,352	158,430	225,664	25	429,505
Write-down of assets	—	—	—	(3,183)	—	(3,183)
Other movements/transfers	12,311	100,710	(168,761)	51,269	—	(4,471)
Assets reclassified as held for sale	—	—	—	—	217	217
Disposals	(197)	(3,382)	(731)	(126)	(118)	(4,554)
Capitalized interest	—	—	—	17,087	—	17,087
Balance at December 31, 2023	$257,480	$2,764,413	$112,543	$4,042,553	$242,825	$7,419,814

Accumulated depreciation
Balance at January 1, 2022	$(77,084)	$(1,273,204)	$—	$(1,801,647)	$(9,456)	$(3,161,391)
Depreciation for the year	(14,303)	(139,188)	—	(96,999)	—	(250,490)
Recovery of assets	—	12,475	—	—	—	12,475
Impairment	—	—	—	—	(394,723)	(394,723)
Other movements	261	(1,752)	—	(820)	(654)	(2,965)
Assets reclassified as held for sale	—	—	—	—	400,856	400,856
Disposals	1,491	5,542	—	—	254	7,287
Balance at December 31, 2022	$(89,635)	$(1,396,127)	$—	$(1,899,466)	$(3,723)	$(3,388,951)

Balance at January 1, 2023	$(89,635)	$(1,396,127)	$—	$(1,899,466)	$(3,723)	$(3,388,951)
Depreciation for the year	(21,540)	(143,008)	—	(109,740)	—	(274,288)
Other movements	(106)	(2,387)	—	(676)	(27)	(3,196)
Assets reclassified as held for sale	—	—	—	—	(39)	(39)
Disposals	144	2,035	—	1	39	2,219
Balance at December 31, 2023	$(111,137)	$(1,539,487)	$—	$(2,009,881)	$(3,750)	$(3,664,255)

Carrying amounts
At January 1, 2022	$156,178	$1,294,975	$109,813	$1,779,096	$663,149	$4,003,211
At December 31, 2022	$153,697	$1,227,606	$123,605	$1,852,376	$238,978	$3,596,262
Balance at December 31, 2023	$146,343	$1,224,926	$112,543	$2,032,672	$239,075	$3,755,559